Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® II Portfolio
September 30, 2023
VIPFLI-II-NPRT3-1123
1.822345.118
Domestic Equity Funds - 12.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	12,377	551,522
VIP Equity-Income Portfolio Investor Class (a)	19,005	451,561
VIP Growth & Income Portfolio Investor Class (a)	23,961	617,472
VIP Growth Portfolio Investor Class (a)	10,756	908,258
VIP Mid Cap Portfolio Investor Class (a)	4,275	143,043
VIP Value Portfolio Investor Class (a)	17,714	319,907
VIP Value Strategies Portfolio Investor Class (a)	10,407	159,428
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,876,783)		3,151,191

International Equity Funds - 16.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	173,722	1,712,894
VIP Overseas Portfolio Investor Class (a)	108,550	2,498,826
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,544,933)		4,211,720

Bond Funds - 58.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	437,604	3,916,556
Fidelity International Bond Index Fund (a)	81,818	726,547
Fidelity Long-Term Treasury Bond Index Fund (a)	103,264	940,731
VIP High Income Portfolio Investor Class (a)	92,111	418,186
VIP Investment Grade Bond II Portfolio Investor Class (a)	956,603	8,810,318
TOTAL BOND FUNDS (Cost $16,314,169)		14,812,338

Short-Term Funds - 12.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $3,120,996)	3,120,996	3,120,996

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,856,881)	25,296,245
NET OTHER ASSETS (LIABILITIES) - 0.0%	439
NET ASSETS - 100.0%	25,296,684

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,035,212	240,563	328,295	3,530	(51,979)	21,055	3,916,556
Fidelity International Bond Index Fund	764,189	41,864	85,886	8,974	(4,699)	11,079	726,547
Fidelity Long-Term Treasury Bond Index Fund	1,060,806	232,440	267,076	22,322	(57,023)	(28,416)	940,731
VIP Contrafund Portfolio Investor Class	597,914	24,424	177,062	5,804	35,900	70,346	551,522
VIP Emerging Markets Portfolio Investor Class	1,934,511	386,335	648,908	2,960	(25,420)	66,376	1,712,894
VIP Equity-Income Portfolio Investor Class	535,771	26,040	120,789	-	14,505	(3,966)	451,561
VIP Government Money Market Portfolio Investor Class 5.06%	3,236,421	734,201	849,626	116,625	-	-	3,120,996
VIP Growth & Income Portfolio Investor Class	693,299	39,876	171,743	2,509	43,967	12,073	617,472
VIP Growth Portfolio Investor Class	939,139	81,952	288,527	6,427	16,472	159,222	908,258
VIP High Income Portfolio Investor Class	435,281	9,566	42,516	296	(3,789)	19,644	418,186
VIP Investment Grade Bond II Portfolio - Investor Class	8,627,326	917,780	649,052	3,709	(1,824)	(83,912)	8,810,318
VIP Mid Cap Portfolio Investor Class	167,204	4,629	35,479	389	4,177	2,512	143,043
VIP Overseas Portfolio Investor Class	2,681,706	154,848	531,522	-	68,164	125,630	2,498,826
VIP Value Portfolio Investor Class	386,552	9,490	108,272	-	29,826	2,311	319,907
VIP Value Strategies Portfolio Investor Class	191,485	4,008	51,349	456	12,857	2,427	159,428
	26,286,816	2,908,016	4,356,102	174,001	81,134	376,381	25,296,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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